MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Schedule of Revenues by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total	$ 44,331	$ 28,032	$ 26,182
Operating Segments [Member] | North America [Member]
Total	21,995	11,686	14,446
Operating Segments [Member] | Israel [Member]
Total	12,737	10,446	6,363
Operating Segments [Member] | Asia [Member]
Total	2,499	3,093	4,372
Operating Segments [Member] | South America [Member]
Total	1,027	1,206	514
Operating Segments [Member] | Europe [Member]
Total	6,073	1,601	281
Operating Segments [Member] | Australia [Member]
Total			$ 206